Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's VaR by type of Risks (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest Rate Risk [line items]
Interest rate risk	$ 6,621	$ 8,723
Currency Exchange rate risk	1,727	2,486
Price risk	$ 5,198	$ 192